CREDIT RISK AND CONCENTRATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)	10.00%
Cash, Cash Equivalents and Short Term Investments | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 53.8	$ 64.1
Accounts Receivable | Customer Concentration Risk | Softbank and affiliates
Concentration Risk
Concentration of risk (as a percent)	57.00%	69.00%
Sales Revenue, Net | Customer Concentration Risk | Softbank and affiliates
Concentration Risk
Concentration of risk (as a percent)	50.00%	47.00%	44.00%
Sales Revenue, Net | Customer Concentration Risk | Bharat Sanchar Nigam LTD and affiliates.
Concentration Risk
Concentration of risk (as a percent)	35.00%	17.00%	21.00%
Sales Revenue, Net | China | Geographic Concentration Risk
Concentration Risk
Concentration of risk (as a percent)	5.00%	8.00%	12.00%
Subsidiaries | Cash, Cash Equivalents and Short Term Investments | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 13.5	$ 19.8